SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Sep. 05, 2025	Aug. 11, 2025	Feb. 21, 2024	Nov. 15, 2019
Subsequent Event [Line Items]
Number of shares issued				16,666
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			438,498
Shares price			$ 1.01
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued	12,000,000	475,220
Shares price	$ 0.80	$ 1.72